Description of Business and Summary of Significant Accounting Policies - Accounts Payable and Accrued Liabilities of Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Trade accounts payable	$ 57,289	$ 13,871
Property and other taxes payable	36,074	28,939
Deferred revenues	41,018	44,611
Accrued salaries and benefits	33,806	29,566
Accrued self-insurance reserves	5,264	8,898
Accrued interest payable	4,983	5,589
Other accrued liabilities	39,790	37,501
Total accounts payable and accrued liabilities	$ 218,224	$ 168,975